Late payment surcharge from customers - Schedule of Late payment surcharge from customers (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Late Payment Surcharge From Customers [Line Items]
Late payment surcharge from customers (refer Note 34(i))	₨ 7	$ 0	₨ 1,451	₨ 1,134
AP Entities
Disclosure Of Late Payment Surcharge From Customers [Line Items]
Late payment surcharge from customers (refer Note 34(i))	₨ 7	$ 0	₨ 1,451	₨ 1,134